UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 03/31/2009

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		07/22/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		38
Form 13F Information Table Value Total:		$ 35,363

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
VANGUARD TOTAL STK MKT         EF               922908769      273     6901 SH       SOLE                     6901
3M COMPANY                     COM              88579y101     1339    26925 SH       SOLE                    26925
ABBOTT LABORATORIES            COM              002824100     1707    35782 SH       SOLE                    35782
AIR PRODUCTS AND CHEMICAL INC. COM              009158106      760    13520 SH       SOLE                    13520
ANADARKO PETROLEUM CORP.       COM              032511107     1844    47405 SH       SOLE                    47405
ASML HOLDING NV                COM              N07059186      536    30622 SH       SOLE                    30622
BERKSHIRE HATHAWAY CL A        COM              084670108      867       10 SH       SOLE                       10
BERKSHIRE HATHAWAY CL B        COM              084670207     2651      940 SH       SOLE                      940
CATERPILLAR INC.               COM              149123101      938    33565 SH       SOLE                    33565
CHEVRON CORPORATION            COM              166764100      301     4478 SH       SOLE                     4478
CISCO SYSTEMS, INC.            COM              17275R102     1022    60967 SH       SOLE                    60967
CLAYMORE GLOB SOLAR ENRGY      COM              18383m621      818   117858 SH       SOLE                   117858
DOMINION RESOURCE INC. VA NEW  COM              25746U109      316    10202 SH       SOLE                    10202
DUKE ENERGY CORP NEW           COM              26441C105      143    10000 SH       SOLE                    10000
EMERSON ELECTRIC CO.           COM              291011104      934    32674 SH       SOLE                    32674
EXXON MOBIL CORP.              COM              30231G102     2005    29443 SH       SOLE                    29443
GENERAL ELECTRIC CO.           COM              369604103     1949   192750 SH       SOLE                   192750
GOOGLE INC. CL A               COM              38259P508     2222     6384 SH       SOLE                     6384
JOHNSON & JOHNSON              COM              478160104     1902    36167 SH       SOLE                    36167
MEDTRONIC INC.                 COM              585055106     1364    46275 SH       SOLE                    46275
MICROSOFT CORP.                COM              594918104      245    13320 SH       SOLE                    13320
MSCI EMERGING MKTS INDEX FUND  COM              464287234      876    35320 SH       SOLE                    35320
NESTLE SPON ADR REPSTG REG SH  COM              641069406      213     6351 SH       SOLE                     6351
NEW ENGLAND BANCSHARES INC.    COM              643863202      100    16841 SH       SOLE                    16841
PEPSICO INC.                   COM              713448108     1730    33604 SH       SOLE                    33604
PETROLEO BRAS VTG SPD ADR      COM              71654v408      487    15990 SH       SOLE                    15990
PLUM CREEK TIMBER CO. INC.     COM              729251108      773    26595 SH       SOLE                    26595
PROCTOR GAMBLE CO.             COM              742718109     2055    43634 SH       SOLE                    43634
ROCKVILLE FINANCIAL INC.       COM              774186100       91    10000 SH       SOLE                    10000
ROYAL DUTCH SHELL PLC ADR A    COM              780259206      282     6355 SH       SOLE                     6355
SCHLUMBERGER LTD ADR.          COM              806857108      259     6365 SH       SOLE                     6365
SPDR GOLD TRUST ETF            COM              78463v107      415     4600 SH       SOLE                     4600
TRANSOCEAN LTD. ZUG            COM              h8817h100      278     4725 SH       SOLE                     4725
UNITED STATES OIL FUND LP      COM              91232n108      430    14815 SH       SOLE                    14815
UNITED TECHNOLOGIES CORP.      COM              913017109      241     5600 SH       SOLE                     5600
VANGUARD EUROPEAN              COM              922042874     1019    31935 SH       SOLE                    31935
VANGUARD PACIFIC               COM              922042866     1418    37698 SH       SOLE                    37698
ZIMMER HOLDINGS, INC.          COM              98956p102      560    15344 SH       SOLE                    15344